Income taxes - Reconciliation items from income tax computed at statutory federal rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed tax at statutory rate	$ 964	$ 677	$ 1,034
Non-U.S. effective tax rates	(156)	(345)	(245)
U.S. R&D tax credit	(129)	0	(58)
U.S. tax benefit for manufacturing	(66)	(158)	(31)
Impact of changes to uncertain tax positions	(14)	(88)	0
Non-deductible expenses	13	42	27
Other	(20)	48	(8)
Provision for income taxes	$ 592	$ 176	$ 719